Average balance sheet and interest rates - Liabilities and Equity (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Interest bearing liabilities and interest expense
Average balance	$ 802,692	$ 736,336	$ 745,641
Interest expense	$ 6,090	$ 5,420	$ 10,351
Average rate %	0.80%	0.70%	1.40%
Non-interest bearing liabilities
Average balance	$ 101,748	$ 98,820	$ 106,373
Total liabilities
Average balance	904,440	835,156	852,014
Shareholders' equity
Average balance	70,268	70,849	68,014
NCI
Average balance	55	50	52
Total equity
Average balance	70,323	70,899	68,066
Total liabilities and equity
Average balance	974,763	906,055	920,080
Repurchase agreements | Australia
Interest bearing liabilities and interest expense
Average balance	35,136	32,600	16,120
Interest expense	$ 109	$ 54	$ 73
Average rate %	0.30%	0.20%	0.50%
Repurchase agreements | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 2,543	$ 986	$ 380
Interest expense	$ 39	$ 2	$ 1
Average rate %	1.50%	0.20%	0.30%
Repurchase agreements | Other overseas
Interest bearing liabilities and interest expense
Average balance	$ 100
Interest expense	$ 2
Average rate %	2.00%
Deposits and other borrowings | Australia
Interest bearing liabilities and interest expense
Average balance	$ 493,993	$ 457,675	$ 435,877
Interest expense	$ 2,249	$ 1,400	$ 3,745
Average rate %	0.50%	0.30%	0.90%
Non-interest bearing liabilities
Average balance	$ 54,178	$ 49,592	$ 45,231
Deposits and other borrowings | New Zealand
Interest bearing liabilities and interest expense
Average balance	60,786	60,066	57,096
Interest expense	$ 765	$ 418	$ 882
Average rate %	1.30%	0.70%	1.50%
Non-interest bearing liabilities
Average balance	$ 14,031	$ 12,426	$ 8,760
Deposits and other borrowings | Other overseas
Interest bearing liabilities and interest expense
Average balance	21,175	13,610	25,660
Interest expense	$ 195	$ 50	$ 427
Average rate %	0.90%	0.40%	1.70%
Non-interest bearing liabilities
Average balance	$ 1,038	$ 7	$ 901
Loan capital | Australia
Interest bearing liabilities and interest expense
Average balance	28,961	24,573	19,554
Interest expense	$ 934	$ 754	$ 663
Average rate %	3.20%	3.10%	3.40%
Loan capital | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 1,747	$ 1,653	$ 1,833
Interest expense	$ 92	$ 85	$ 94
Average rate %	5.30%	5.10%	5.10%
Loan capital | Other overseas
Interest bearing liabilities and interest expense
Average balance		$ 368	$ 1,324
Interest expense		$ 10	$ 43
Average rate %		2.70%	3.20%
Other interest bearing liabilities | Australia
Interest bearing liabilities and interest expense
Average balance	$ 137,796	$ 123,252	$ 163,416
Interest expense	$ 1,308	$ 2,236	$ 3,787
Average rate %	0.90%	1.80%	2.30%
Other interest bearing liabilities | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 18,579	$ 16,143	$ 18,726
Interest expense	$ 403	$ 368	$ 560
Average rate %	2.20%	2.30%	3.00%
Other interest bearing liabilities | Other overseas
Interest bearing liabilities and interest expense
Average balance	$ 1,876	$ 4,075	$ 5,655
Interest expense	$ (6)	$ 31	$ 76
Average rate %	(0.30%)	0.80%	1.30%
Derivative financial instruments
Non-interest bearing liabilities
Average balance	$ 24,750	$ 20,612	$ 33,249
Life insurance liabilities
Non-interest bearing liabilities
Average balance		253	2,999
Liabilities held for sale
Non-interest bearing liabilities
Average balance	682	2,728
Liabilities held for sale | Other overseas
Interest bearing liabilities and interest expense
Average balance		1,335
Interest expense		$ 12
Average rate %		0.90%
All other liabilities
Non-interest bearing liabilities
Average balance	$ 7,069	$ 13,202	$ 15,233